Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors

			$ million
	2021	2020	2019
Total for all directors
Emoluments	9	6	9
Amounts received under incentive schemes[a]	4	14	20
Total	13	20	29
[a] Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2021	2020	2019
Total for all senior management and non-executive directors
Short-term employee benefits	30	17	30
Pensions and other post-retirement benefits	1	2	2
Share-based payments	32	52	32
Termination benefits	–	8	—
Total	63	79	64